Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities	5 Months Ended
Dec. 31, 2020 USD ($)
Schedule of change in the fair value of the derivative warrant liabilities [Abstract]
Level 3 – Derivative warrant liabilities at July 24, 2020 (inception)
Issuance of Public and Private Warrants with Level 3 measurements	18,123,980
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	27,068,170
Transfer of Public Warrants to Level 1 measurements	(13,404,640)
Derivative warrant liabilities at December 31, 2020 measured utilizing Level 3 inputs	$ 20,581,490